FINANCIAL INSTRUMENTS Schedule of warrant liability measured at fair value (Details) $ in Thousands	12 Months Ended
Feb. 28, 2017 USD ($) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 3
End balance (in shares) | shares	2,924,355
End balance	$ 1,090
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance (in shares) | shares	2,088,750
Beginning balance	$ 3
Issuance of warrants, shares | shares	5,862,131
Warrants Issued	$ 5,809
Exercise of warrants (in shares) | shares	(3,107,572)
Exercise Of Warrants	$ (527)
Expiry of warrants and change in fair value of warrant liability (in shares) | shares	(1,950,516)
Expiry of warrants and change in fair value of warrant liability	$ (4,195)
End balance (in shares) | shares	2,892,793
End balance	$ 1,090